Intangible Assets	6 Months Ended
Jun. 30, 2026
Intangible Assets [Abstract]
Intangible assets

Note 5 — Intangible assets

Intangible assets consist of the following:

	June 30, 2026	December 31, 2025
	(Unaudited)
License (Type 4: Advising on securities; and Type 9: Asset management)	$268,050	$270,071

The licenses of Type 4 and Type 9 have eligibility rights to provide advisory services on securities and asset management in Hong Kong. Management has determined that such assets have indefinite useful lives. As of June 30, 2026 and December 31, 2025, no impairment of Intangible assets was recognized.